Supplement, dated October 25, 2011

to Prospectus, dated May 1, 2011

SUPPLEMENT

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.

The cover page of the Prospectus is hereby deleted and replaced with the following cover page:

Mutual of America Institutional Funds, Inc. (“Investment Company”) is a mutual fund. It has these seven Funds:

•	Equity Index Fund (Ticker: MAEQX)	•	Mid-Cap Equity Index Fund (Ticker: MAMQX)

•	All America Fund (Ticker: MALLX)	•	Money Market Fund (Ticker: MAFXX)

•	Small Cap Value Fund (Ticker: MASVX)	•	Bond Fund (Ticker: MABOX)

•	Small Cap Growth Fund (Ticker: MASSX)

The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Prospectus dated May 1, 2011

Supplement, dated October 25, 2011

to SAI, dated May 1, 2011

SUPPLEMENT

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.

The cover page of the Statement of Additional Information is hereby deleted and replaced with the following cover page:

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.

320 PARK AVENUE, NEW YORK, NEW YORK 10022

(800) 914-8716

EQUITY INDEX FUND (Ticker: MAEQX)	SMALL CAP GROWTH FUND (Ticker: MASSX)
ALL AMERICA FUND (Ticker: MALLX)	BOND FUND (Ticker: MABOX)
MID-CAP EQUITY INDEX FUND (Ticker: MAMQX)	MONEY MARKET FUND (Ticker: MAFXX)
SMALL CAP VALUE FUND (Ticker: MAVSX)

STATEMENT OF ADDITIONAL INFORMATION

May 1, 2011

This Statement of Additional Information (SAI) is not a prospectus. You should read it in conjunction with the Mutual of America Institutional Funds, Inc. (the “Investment Company”) Prospectus dated May 1, 2011, and you should keep it for future use. The Investment Company’s audited financial statements included in its most recent annual report to shareholders, and its independent registered public accounting firm’s report thereon, are incorporated by reference and made a part of this SAI (See File No. 811-08922, filed March 8, 2011).

Copies of the Prospectus and most recent shareholder report are available to you at no charge. To obtain a copy of either document, you may write to Mutual of America Institutional Funds, Inc. at the above address or call the toll free telephone number listed above.